Industry and geographic information (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Gsk [Member]	Dec. 31, 2011 Gsk [Member]	Dec. 31, 2010 Gsk [Member]
Entity-Wide Revenue, Major Customer, Percentage					63.00%	67.00%	46.00%
Revenues	$ 560	$ 560	$ 26,314	$ 33,209